other long-term liabilities	6 Months Ended
Jun. 30, 2025
other long-term liabilities
other long-term liabilities
27	other long-term liabilities

		June 30,	December 31,
As at (millions)	Note	2025	2024
Contract liabilities	24	$147	$112
Other		2	2
Deferred revenues		149	114
Pension benefit liabilities	15	441	447
Other post-employment benefit liabilities		92	86
Derivative liabilities	4(d)	196	118
Deferred capital expenditure government grants		66	49
Investment in real estate joint venture	21(a)	—	4
Other		48	48
		992	866
Deferred customer activation and connection fees	24	3	3
		$995	$869